Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 01, 2019	Nov. 30, 2020	Nov. 30, 2019
Recently Adopted Accounting Pronouncements [Line Items]
Lessee, operating lease, existence of option to extend	true
Lessee, operating lease, option to extend	The lease term includes options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option.
Change in accounting principle, accounting standards update, adoption date	Dec. 01, 2019
Impact on retained earnings		$ 3,133,058	$ 2,624,680
Operating lease, right-of-use assets	$ 64,736	70,575
Operating lease liabilities	$ 70,567	$ 76,185
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Other Accrued Liabilities And Other Noncurrent Liabilities
ASU 2018-02
Recently Adopted Accounting Pronouncements [Line Items]
Change in accounting principle, accounting standards update, adopted		true
Change in accounting principle, accounting standards update, adoption date		Dec. 01, 2019
Change in accounting principle, accounting standards update, immaterial effect		true
ASU 2016-02
Recently Adopted Accounting Pronouncements [Line Items]
Change in accounting principle, accounting standards update, adopted		true
Change in accounting principle, accounting standards update, adoption date		Dec. 01, 2019
Change in accounting principle, accounting standards update, immaterial effect		true
Change in Accounting Principle, Accounting Standards Update, Transition Option Elected [Extensible List]		us-gaap:AccountingStandardsUpdate201602CumulativeEffectPeriodOfAdoptionMember
ASU 2016-02 | Cumulative Effect, Period of Adoption, Adjustment
Recently Adopted Accounting Pronouncements [Line Items]
Impact on retained earnings	$ 0